UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 8/31

Date of reporting period: 11/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2006 (Unaudited)

DWS Conservative Allocation Fund

	Shares	Value ($)

Equity Funds 42.2%
DWS Blue Chip Fund "Institutional"	199,225	4,647,928
DWS Capital Growth Fund "Institutional"	365	18,549
DWS Commodity Securities Fund "Institutional"	123,848	1,499,796
DWS Communications Fund "Institutional"	6,760	161,303
DWS Dreman Concentrated Value Fund "Institutional"	54,748	654,787
DWS Dreman High Return Equity Fund "Institutional"	17,260	876,801
DWS Dreman Mid Cap Value Fund "Institutional"	30,960	371,834
DWS Dreman Small Cap Value Fund "Institutional"	3,713	150,654
DWS Equity 500 Index Fund "Institutional"	130,045	20,695,367
DWS Equity Partners Fund "Institutional"	139,486	4,413,351
DWS Europe Equity Fund "Institutional"	104,404	3,993,445
DWS Global Thematic Fund "S"	78,397	3,024,543
DWS Growth & Income Fund "Institutional"	156,187	3,771,905
DWS Health Care Fund "Institutional"	10,810	284,520
DWS International Fund "Institutional"	7,380	451,074
DWS International Select Equity Fund "Institutional"	45,012	600,909
DWS Japan Equity Fund "S"	4,474	77,576
DWS Large Cap Value Fund "Institutional"	236,345	5,776,283
DWS Large Company Growth Fund "Institutional"	71,478	1,944,917
DWS Micro Cap Fund "Institutional"	6,803	149,879
DWS RREEF Real Estate Securities Fund "Institutional"	30,094	857,988
DWS Small Cap Core Fund "S"	94,762	2,444,852
DWS Small Cap Growth Fund "Institutional"	23,777	613,443
DWS Small Cap Value Fund "S"	91,612	2,627,428
DWS Technology Fund "Institutional"	23,907	294,297

Total Equity Funds (Cost $50,016,009)		60,403,429
Fixed Income - Bond Funds 37.3%
DWS Core Fixed Income Fund "Institutional"	3,703,781	40,000,831
DWS Core Plus Income Fund "Institutional"	146	1,860
DWS GNMA Fund "S"	441	6,529
DWS High Income Fund "Institutional"	327,499	1,784,870
DWS High Income Plus Fund "Institutional"	540,134	4,175,232
DWS Inflation Protected Plus Fund "Institutional"	736,964	7,362,268
DWS Short Duration Fund "Institutional"	657	6,540
DWS Short Term Bond Fund "S"	617	6,136

Total Fixed Income - Bond Funds (Cost $52,959,320)		53,344,266
Fixed Income - Money Market Funds 20.7%
Cash Management QP Trust	29,677,611	29,677,611
DWS Money Market Prime Series	7,436	7,436
DWS Money Market Series "Institutional"	18,204	18,204

Total Fixed Income - Money Market Funds (Cost $29,703,251)		29,703,251

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 132,678,580)	100.2	143,450,946
Other Assets and Liabilities, Net	(0.2)	(259,572)

Net Assets	100.0	143,191,374

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Conservative Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Conservative Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2007